SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Stock Option Activity
The following is a summary of the Company's share options granted under the Plans:

	Year ended December 31, 2018
	Number of options (thousands)	Weighted average exercise price (per share)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (*)

Outstanding at beginning of year	1,570	$9.64	3.12	$403
Granted	9	16.44
Exercised	(594)	10.18
Forfeited	(18)	9.54

Outstanding at end of year	967	$9.38	2.52	$9,967

Exercisable at end of year	834	$9.70	2.17	$8,324

(*) Calculation of aggregate intrinsic value for options outstanding and exercisable is based on the share price of the Company’s ordinary shares as of December 31, 2018 which was $19.68 per share.

Schedule of Shares Authorized Under Stock Option Plans, by Exercise Price Range
The options outstanding as of December 31, 2018, have been separated into ranges of exercise price per share as follows:

	Outstanding			Exercisable
Exercise price	Number outstanding (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price

$2.76 - $7.29	289	4.11	$6.50	165	3.72	$6.36
$7.81-$10.03	292	1.45	9.17	292	1.45	9.17
$10.06 - $11.32	238	1.69	10.66	235	1.67	10.67
$11.38 - $14.68	142	2.71	13.05	142	2.71	13.05
$21.13	6	5.97	21.13	-	-	-

	967	2.52	$9.38	834	2.17	$9.70

Schedule of RSU/PSU Activity
A summary of the Company’s RSU (excluding PSUs) activities and related information for the year ended December 31, 2018, is as follows:

	Number of RSUs (thousands)	Weighted average grant-date fair value
Outstanding at January 1, 2018	812	$8.08
Granted	603	9.73
Vested	(360)	8.83
Forfeited	(110)	7.57

Non-vested at December 31, 2018	945	$8.90

Schedule of Stock-Based Compensation Expense
The allocation of the share-based compensation is as follows:

	Year ended December 31,
	2018	2017	2016

Cost of maintenance and services	$198	$162	$148
Research and development	679	804	1,098
Selling and marketing	2,521	1,818	2,011
General and administrative	1,024	927	993

Total share-based compensation	$4,422	$3,711	$4,250

PSU [Member]
Schedule of RSU/PSU Activity
A summary of the Company’s PSU activities and related information for the year ended December 31, 2018, is as follows:

	Number of PSUs (thousands)	Weighted average grant-date fair value
Outstanding at January 1, 2018	40	$6.82
Granted	370	10.06
Vested	-	-
Forfeited	(18)	7.45

Non-vested at December 31, 2018	392	$9.85